Stockholders' Equity (Details 3) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Restricted Stock Awards:
Number of RSAs, Outstanding beginning balance	158,571	264,286
Number of RSAs, Granted
Number of RSAs, Expired or canceled, during the period
Number of RSAs, Forfeited or canceled, during the period		(43,405)
Number of Options, Vested		62,310
Number of RSAs, Outstanding ending balance	158,571	158,571
Weighted Average Grant Date Fair Value, Outstanding beginning balance	$ 20.29	$ 20.29
Weighted Average Grant Date Fair Value, Granted
Weighted Average Grant Date Fair Value, Expired or canceled, during the period
Weighted Average Grant Date Fair Value, Forfeited or canceled, during the period		20.29
Weighted Average Grant Date Fair Value, Vested		20.29
Weighted Average Grant Date Fair Value, Outstanding ending balance	$ 20.29	$ 20.29